UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC

Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:

  /s/ Steve Tarrab              New York, New York            May 16, 2011
----------------------       ------------------------      ---------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:   $1,266,815
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                  FORM 13F INFORMATION TABLE
                                               TIGER CONSUMER MANAGEMENT, LLC
                                                            FORM 13F
                                                          MARCH 31, 2011


COLUMN 1                       COLUMN  2     COLUMN 3     COLUMN 4          COLUMN 5     COLUMN 6     COLUMN 7        COLUMN 8

                               TITLE                      VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP        (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                 --------      -----        --------   -------   --- ----  ----------  --------- -----    ------  ----
ADVANCE AUTO PARTS INC         COM           00751Y106    49632       756351   SH        SOLE                   756351  0       0
APPLE INC                      COM           037833100    47746       137000   SH        SOLE                   137000  0       0
AMAZON COM INC                 COM           023135106    60883       337995   SH        SOLE                   337995  0       0
BRUNSWICK CORP                 COM           117043109    55100      2166734   SH        SOLE                  2166734  0       0
BARNES & NOBLE INC             COM           067774109    11696      1272674   SH        SOLE                  1272674  0       0
CARNIVAL CORP                  PAIRED CTF    143658300    46300      1206978   SH        SOLE                  1206978  0       0
CATALYST HEALTH SOLUTIONS IN   COM           14888B103    24837       444066   SH        SOLE                   444066  0       0
COACH INC                      COM           189754104    47943       921274   SH        SOLE                   921274  0       0
DOLLAR GEN CORP NEW            COM           256677105    52049      1660258   SH        SOLE                  1660258  0       0
DARDEN RESTAURANTS INC         COM           237194105    49266      1002762   SH        SOLE                  1002762  0       0
GUESS INC                      COM           401617105    42921      1090741   SH        SOLE                  1090741  0       0
GREEN MTN COFFEE ROASTERS IN   COM           393122106    66188      1024416   SH        SOLE                  1024416  0       0
HERBALIFE LTD                  COM USD SHS   G4412G101    42632       523995   SH        SOLE                   523995  0       0
HARLEY DAVIDSON INC            COM           412822108    50887      1197618   SH        SOLE                  1197618  0       0
INGRAM MICRO INC               CL A          457153104    52522      2497462   SH        SOLE                  2497462  0       0
CARMAX INC                     COM           143130102    48113      1498836   SH        SOLE                  1498836  0       0
KROGER CO                      COM           501044101    41631      1736788   SH        SOLE                  1736788  0       0
KOHLS CORP                     COM           500255104    45817       863823   SH        SOLE                   863823  0       0
LIFE TIME FITNESS INC          COM           53217R207    36638       981978   SH        SOLE                   981978  0       0
MACYS INC                      COM           55616P104    42310      1744020   SH        SOLE                  1744020  0       0
MEDIFAST INC                   COM           58470H101    13104       663513   SH        SOLE                   663513  0       0
MEDCO HEALTH SOLUTIONS INC     COM           58405U102    52269       930710   SH        SOLE                   930710  0       0
PEPSICO INC                    COM           713448108    49511       768684   SH        SOLE                   768684  0       0
PHILLIPS VAN HEUSEN CORP       COM           718592108    51654       794305   SH        SOLE                   794305  0       0
RALCORP HLDGS INC NEW          COM           751028101    37769       551940   SH        SOLE                   551940  0       0
TEXAS ROADHOUSE INC            COM           882681109    22709      1336581   SH        SOLE                  1336581  0       0
URBAN OUTFITTERS INC           COM           917047102    47251      1584012   SH        SOLE                  1584012  0       0
WYNDHAM WORLDWIDE CORP         COM           98310W108    47508      1493492   SH        SOLE                  1493492  0       0
QUIKSILVER INC                 COM           74838C106    13405      3032841   SH        SOLE                  3032841  0       0
ZUMIEZ INC                     COM           989817101    16524       625194   SH        SOLE                   625194  0       0



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